Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

June 14, 2010

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	Allianz Funds Multi-Strategy Trust (the “Trust”)
(Registration Nos. 333-148624 and 811-22167)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:

1. the definitive form of Prospectuses and definitive form of Statement of Additional Information, each dated April 1, 2010 (as revised June 4, 2010), for all series of the Trust, do not differ from those contained in the Trust’s most recent amendment to its registration statement on file with the Commission; and

2. the text of the Trust’s most recent amendment to its registration statement was filed electronically with the Commission on June 4, 2010 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (617) 951-7162 with any questions or comments regarding this matter.

Kind regards,

/s/ Christopher J. Perriello, Esq.

Christopher J. Perriello, Esq.

Cc:	E. Blake Moore, Jr.
William Healey, Esq.
Brian S. Shlissel
Thomas J. Fuccillo, Esq.
Angela Borreggine, Esq.
David C. Sullivan, Esq.
George B. Raine, Esq.